UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 5.2%
Boeing Co. (The)	1,932	$143,509
United Technologies Corp.	2,506	200,756

		$344,265

Biotechnology — 3.7%
Gilead Sciences, Inc.(1)	3,239	$242,925

		$242,925

Chemicals — 4.3%
Ecolab, Inc.	1,481	$106,750
Monsanto Co.	1,913	175,212

		$281,962

Commercial Banks — 3.8%
Wells Fargo & Co.	7,619	$251,503

		$251,503

Communications Equipment — 3.9%
QUALCOMM, Inc.	4,052	$257,788

		$257,788

Computers & Peripherals — 10.3%
Apple, Inc.	821	$480,515
EMC Corp.(1)	8,193	203,350

		$683,865

Energy Equipment & Services — 3.0%
Cameron International Corp.(1)	3,718	$200,586

		$200,586

Food & Staples Retailing — 6.0%
Costco Wholesale Corp.	2,028	$210,892
Walgreen Co.	5,495	186,335

		$397,227

Food Products — 3.3%
Mondelez International, Inc., Class A	8,479	$219,521

		$219,521

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	1,939	$100,576

		$100,576

Security	Shares	Value
Internet & Catalog Retail — 5.2%
Amazon.com, Inc.(1)	950	$239,448
priceline.com, Inc.(1)	159	105,442

		$344,890

Internet Software & Services — 10.6%
eBay, Inc.(1)	5,006	$264,417
Facebook, Inc., Class A(1)	7,640	213,920
Google, Inc., Class A(1)	314	219,288

		$697,625

IT Services — 2.6%
Visa, Inc., Class A	1,167	$174,712

		$174,712

Machinery — 2.5%
Deere & Co.	1,990	$167,259

		$167,259

Media — 1.9%
Walt Disney Co. (The)	2,578	$128,023

		$128,023

Oil, Gas & Consumable Fuels — 2.3%
EOG Resources, Inc.	1,301	$153,024

		$153,024

Pharmaceuticals — 9.1%
Abbott Laboratories	2,299	$149,435
Allergan, Inc.	2,612	242,263
Perrigo Co.	1,024	105,984
Roche Holding AG ADR	2,043	100,536

		$598,218

Road & Rail — 1.6%
Union Pacific Corp.	878	$107,801

		$107,801

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom Corp., Class A(1)	5,001	$161,933
Cirrus Logic, Inc.(1)	3,098	97,029

		$258,962

Software — 4.3%
Microsoft Corp.	6,885	$183,279
Nuance Communications, Inc.(1)	4,441	98,768

		$282,047

Security	Shares	Value
Specialty Retail — 6.8%
Home Depot, Inc. (The)	2,763	$179,789
Sally Beauty Holdings, Inc.(1)	3,877	98,282
Urban Outfitters, Inc.(1)	4,479	168,858

		$446,929

Total Common Stocks (identified cost $5,267,296)		$6,339,708

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$290	$289,813

Total Short-Term Investments (identified cost $289,813)		$289,813

Total Investments — 100.2% (identified cost $5,557,109)		$6,629,521

Other Assets, Less Liabilities — (0.2)%		$(14,088)

Net Assets — 100.0%		$6,615,433

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $282.

The Fund did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,557,109

Gross unrealized appreciation	$1,148,611
Gross unrealized depreciation	(76,199)

Net unrealized appreciation	$1,072,412

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$6,339,708	*	$—	$—	$6,339,708
Short-Term Investments	—		289,813	—	289,813
Total Investments	$6,339,708		$289,813	$—	$6,629,521

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Focused Value Opportunities Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 4.3%
Boeing Co. (The)	4,116	$305,737

		$305,737

Capital Markets — 3.8%
Ameriprise Financial, Inc.	4,469	$271,134

		$271,134

Chemicals — 2.4%
LyondellBasell Industries NV, Class A	3,481	$173,110

		$173,110

Commercial Banks — 4.3%
Wells Fargo & Co.	9,128	$301,315

		$301,315

Computers & Peripherals — 3.5%
Apple, Inc.	428	$250,500

		$250,500

Consumer Finance — 3.7%
Capital One Financial Corp.	4,598	$264,845

		$264,845

Diversified Financial Services — 8.9%
Citigroup, Inc.	9,660	$333,946
JPMorgan Chase & Co.	7,301	299,925

		$633,871

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	7,065	$241,128

		$241,128

Electric Utilities — 2.9%
American Electric Power Co., Inc.	4,892	$208,644

		$208,644

Energy Equipment & Services — 3.4%
National Oilwell Varco, Inc.	3,484	$237,957

		$237,957

Food & Staples Retailing — 3.8%
CVS Caremark Corp.	5,721	$266,084

		$266,084

Food Products — 3.3%
Nestle SA ADR	3,533	$231,412

		$231,412

Health Care Equipment & Supplies — 2.1%
Covidien PLC	2,502	$145,391

		$145,391

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	2,108	$114,654

		$114,654

1

Security	Shares	Value
Insurance — 4.6%
ACE, Ltd.	4,089	$323,971

		$323,971

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	2,445	$155,380

		$155,380

Media — 2.9%
Time Warner, Inc.	4,387	$207,505

		$207,505

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	3,836	$149,642

		$149,642

Multi-Utilities — 3.7%
Sempra Energy	3,855	$263,759

		$263,759

Multiline Retail — 5.6%
Macy’s, Inc.	3,945	$152,672
Target Corp.	3,811	240,588

		$393,260

Oil, Gas & Consumable Fuels — 11.8%
Chevron Corp.	3,215	$339,794
Occidental Petroleum Corp.	2,763	207,805
Phillips 66	5,560	291,177

		$838,776

Pharmaceuticals — 8.0%
Merck & Co., Inc.	6,725	$297,918
Pfizer, Inc.	10,753	269,040

		$566,958

Road & Rail — 3.9%
Union Pacific Corp.	2,251	$276,378

		$276,378

Software — 2.7%
Microsoft Corp.	7,110	$189,268

		$189,268

Total Common Stocks (identified cost $6,271,666)		$7,010,679

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(1)	$85	$85,315

Total Short-Term Investments (identified cost $85,315)		$85,315

2

Value
Total Investments — 100.1% (identified cost $6,356,981)	$7,095,994

Other Assets, Less Liabilities — (0.1)%	$(6,312)

Net Assets — 100.0%	$7,089,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $140.

The Fund did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,356,981

Gross unrealized appreciation	$853,659
Gross unrealized depreciation	(114,646)

Net unrealized appreciation	$739,013

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$7,010,679	*	$—	$—	$7,010,679
Short-Term Investments	—		85,315	—	85,315
Total Investments	$7,010,679		$85,315	$—	$7,095,994

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Global Natural Resources Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Energy — 52.0%
Energy Equipment & Services — 3.8%
Calfrac Well Services, Ltd.	1,100	$25,691
Halliburton Co.	4,800	160,080

		$185,771

Oil, Gas & Consumable Fuels — 48.2%
Anadarko Petroleum Corp.	1,000	$73,190
Apache Corp.	1,100	84,799
ARC Resources, Ltd.	3,600	90,168
Bonavista Energy Corp.	1,500	24,886
Cameco Corp.	4,600	83,910
Canadian Natural Resources, Ltd.	5,700	164,054
Celtic Exploration, Ltd.(1)	3,400	89,437
Cenovus Energy, Inc.	3,300	110,825
Continental Resources, Inc.(1)	1,100	75,570
Devon Energy Corp.	900	46,503
Encana Corp.	1,100	24,030
Exxon Mobil Corp.	1,300	114,582
Nexen, Inc.	5,800	142,409
Occidental Petroleum Corp.	1,400	105,294
Painted Pony Petroleum, Ltd.(1)	12,700	139,996
Peabody Energy Corp.	3,400	85,374
Peyto Exploration & Development Corp.	2,800	70,130
Royal Dutch Shell PLC ADR	1,100	73,667
Suncor Energy, Inc.	5,100	166,654
Surge Energy, Inc.(1)	8,200	45,319
Talisman Energy, Inc.	12,100	136,184
Tourmaline Oil Corp.(1)	5,200	172,853
Tullow Oil PLC	2,000	44,144
Whitecap Resources, Inc.(1)	7,900	68,315
Whiting Petroleum Corp.(1)	2,200	92,268

		$2,324,561

		$2,510,332

Materials — 39.2%
Chemicals — 2.3%
Potash Corp. of Saskatchewan, Inc.	2,800	$108,324

		$108,324

Metals & Mining — 35.9%
Agnico-Eagle Mines, Ltd.	1,300	$72,489
B2Gold Corp.(1)	13,400	46,674
Barrick Gold Corp.	4,000	138,120
BHP Billiton PLC	3,100	97,636
Eldorado Gold Corp.	4,300	62,118
First Quantum Minerals, Ltd.	3,300	67,771
Franco-Nevada Corp.	1,100	62,256

1

Security	Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	5,300	$206,753
Fresnillo PLC	2,900	92,351
Goldcorp, Inc.	1,300	50,660
Hudbay Minerals, Inc.	5,200	50,306
Iluka Resources, Ltd.	3,100	26,689
Lundin Mining Corp.(1)	9,000	46,117
Newcrest Mining, Ltd.	1,800	48,109
Newmont Mining Corp.	1,000	47,090
Perseus Mining, Ltd.(1)	18,600	44,003
Randgold Resources, Ltd. ADR	500	53,680
Regis Resources, Ltd.(1)	11,300	64,265
Rio Tinto PLC	2,000	99,313
SEMAFO, Inc.	3,300	11,528
Silver Wheaton Corp.	1,700	62,585
Teck Resources, Ltd. Class B	4,000	135,420
Xstrata PLC	3,100	51,396
Yamana Gold, Inc.	5,000	94,226

		$1,731,555

Paper & Forest Products — 1.0%
Canfor Corp.(1)	3,300	$49,001

		$49,001

		$1,888,880

Total Common Stocks (identified cost $4,478,915)		$4,399,212

Short-Term Investments — 8.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$387	$386,979

Total Short-Term Investments (identified cost $386,979)		$386,979

Total Investments — 99.2% (identified cost $4,865,894)		$4,786,191

Other Assets, Less Liabilities — 0.8%		$40,808

Net Assets — 100.0%		$4,826,999

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $259.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Canada	54.1%	$2,612,456
United States	30.7	1,478,482
United Kingdom	10.6	512,187
Australia	3.8	183,066

Total Investments	99.2%	$4,786,191

The Fund did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,865,894

Gross unrealized appreciation	$290,857
Gross unrealized depreciation	(370,560)

Net unrealized depreciation	$(79,703)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$2,466,188	$44,144		$—	$2,510,332
Materials	1,409,121	479,759		—	1,888,880
Total Common Stocks	$3,875,309	$523,903	*	$—	$4,399,212
Short-Term Investments	$—	$386,979		$—	$386,979
Total Investments	$3,875,309	$910,882		$—	$4,786,191

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	January 25, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 25, 2013